Investment in Associate - Schedule of Financial Information of Investment in VISEN (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Profit or loss
Total comprehensive income	€ (583,521)	€ (379,722)	€ (418,997)
Statement of financial position
Non-current assets	166,267	279,035
Current assets	923,471	805,886
Total assets	1,089,738	1,084,921
Equity	263,348	883,635	€ 838,711	€ 597,114
Non-current liabilities	655,119	100,930
Current liabilities	171,271	100,356
Total equity and liabilities	€ 1,089,738	€ 1,084,921
VISEN Pharmaceuticals [member]
VISEN Pharmaceuticals
Ownership	43.93%	43.93%	50.00%
Statement of Profit or loss
Profit / (loss) for the year from continuing operations	€ (40,283)	€ (69,283)
Total comprehensive income	(40,273)	(69,306)
Statement of financial position
Non-current assets	21,410	16,599
Current assets	92,204	130,825
Total assets	113,614	147,424
Equity	100,062	135,333
Non-current liabilities	180	1,545
Current liabilities	13,372	10,546
Total equity and liabilities	113,614	147,424
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associate	22,327	6,472
Trade receivables	€ 3,554	€ 1,644